CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

Private Placement, 2021 Notes

Around April 29, 2021, we entered into nine (9) Securities Purchase Agreements (the “2021 SPA’s”), under which we agreed to sell convertible promissory notes (the “2021 Notes”), in an aggregate principal amount of $3,266,845 with 6% interest, whereof $1,000,000 were contributed in form of cancellation of third-party notes, while 1,101,846 were issued in compensation for accrued compensation, $981,466 to our three officers and $120,380 to two consultants.

 At any time after the issue date of the Notes, The Holders of the Notes, (the “2021 Holders”), have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the 2021 Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” will be the lesser of (i) $.13 per share or (ii) 85% of the closing price of Any Qualified Financing, which consists of any fundraising whereby the Company receives gross proceeds of not less than $500,000.

The variable conversion rate component requires that the 2021 Notes to be valued at its stock redemption value (i.e., “if-converted” value) pursuant to ASC 480, Distinguishing Liabilities from Equity, with the excess over the undiscounted face value being deemed a premium to be added to the principal balance and accreted to additional paid-in capital over the life of the 2021 Notes. No such recording of a premium was required as the discounted “if-converted” rate of $0.13 per share, was identical to fair market value of the Company’s stock on the 2021 Notes date of issuance.

The 2021 Holders are limited to holding a total of 4.99% of our issued and outstanding Common Stock at any one time.

The Common Stock underlying the 2021 Notes, when issued, will bear a restrictive legend and have a 180-day lock-up period.

On June 4, 2021, 8,522,125 shares of Common Stock were issued as a result of conversion of accrued interest and principal for five convertible notes for a total of $1,101,846, or $0.13/share. To avoid dilution of the Company’s stock 7,591,261 of these shares held by our officers were returned to treasury on November 20, 2021, while the original debt consisting of accrued salary was forfeited.

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2021 Notes issued to Officers	(1)	$981,466	$5,398	7,591,261
Private Placement, 2021 Notes issued to consultants		120,380	662	930,864
		$1,101,846	$6,060	8,522,125

If the remainder of the 2021 Notes are converted prior to us paying off such note, it would lead to substantial dilution to our Shareholders as a result of the conversion discounted applicable to the 2021 Notes. There can be no assurance that there will be any funds available to pay of the 2021 Notes. If we fail to obtain such additional financing on a timely basis, the 2021 Holders may convert the 2021 Notes and sell the underlying shares, which may result in significant dilution to Shareholders due to the conversion discount, as well as a significant decrease in our stock price.

Convertible notes payable and interest payable consist of the following at March 31, 2023, and December 31, 2022:

	March 31, 2023	December 31, 2022
Principal balance (1), (2)	$2,165,000	$2,165,000
Interest Payable	149,377	134,581
Outstanding, net of debt discount and premium	$2,314,377	$2,299,581

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.

Private Placement, 2022 Notes converted into Common Stock

In January, 2022, we entered into thirty-four (34) Securities Purchase Agreements (the “2022 SPA’s”), with accredited investors, under which we agreed to sell the Notes, in an aggregate principal amount of $1,467,000 with 6% interest (the “2022 Notes”) to the holders of the 2022 Notes (the “2022 Holders”).

At any time after the issue date of the 2022 Notes the 2022 Holders have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” is set to $0.25 per share.

The 2022 Holders are limited to holding a total of 4.99% of our issued and outstanding Common Stock at any one time. The Common Stock underlying the 2022 Notes, when issued, bear a restrictive legend and are currently eligible for resale under Rule 144.

The notes principal and accrued interest were fully converted into 6,081,484 shares of Common Stock on August 31, 2022.

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2022 Notes	(1)	$1,467,000	$53,371	6,081,484
		$1,467,000	$53,371	6,081,484

(1)	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).

NOTE 7 – CONVERTIBLE NOTES PAYABLE

Private Placement, 2021 Notes

Around April 29, 2021, we entered into nine (9) Securities Purchase Agreements (the “2021 SPA’s”), under which we agreed to sell convertible promissory notes (the “2021 Notes”), in an aggregate principal amount of $3,266,845 with 6% interest, whereof $1,000,000 were contributed in form of cancellation of third-party notes, while 1,101,846 were issued in compensation for accrued compensation, $981,466 to our three officers and $120,380 to two consultants.

 At any time after the issue date of the Notes, The Holders of the Notes, (the “2021 Holders”), have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the 2021 Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” will be the lesser of (i) $.13 per share or (ii) 85% of the closing price of Any Qualified Financing, which consists of any fundraising whereby the Company receives gross proceeds of not less than $500,000.

The variable conversion rate component requires that the 2021 Notes to be valued at its stock redemption value (i.e., “if-converted” value) pursuant to ASC 480, Distinguishing Liabilities from Equity, with the excess over the undiscounted face value being deemed a premium to be added to the principal balance and accreted to additional paid-in capital over the life of the 2021 Notes. No such recording of a premium was required as the discounted “if-converted” rate of $0.13 per share, was identical to fair market value of the Company’s stock on the 2021 Notes date of issuance.

The 2021 Holders are limited to holding a total of 4.99% of our issued and outstanding Common Stock at any one time.

 The Common Stock underlying the 2021 Notes, when issued, will bear a restrictive legend and have a 180-day lock-up period.

On June 4, 2021, 8,522,125 shares of Common Stock were issued as a result of conversion of accrued interest and principal for five convertible notes for a total of $1,101,846, or $0.13/share. To avoid dilution of the Company’s stock 7,591,261 of these shares held by our officers were returned to treasury on November 20, 2021, while the original debt consisting of accrued salary was forfeited.

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2021 Notes issued to Officers	(1)	$981,466	$5,398	7,591,261
Private Placement, 2021 Notes issued to consultants		120,380	662	930,864
		$1,101,846	$6,060	8,522,125

If the remainder of the 2021 Notes are converted prior to us paying off such note, it would lead to substantial dilution to our Shareholders as a result of the conversion discounted applicable to the 2021 Notes. There can be no assurance that there will be any funds available to pay of the 2021 Notes. If we fail to obtain such additional financing on a timely basis, the 2021 Holders may convert the 2021 Notes and sell the underlying shares, which may result in significant dilution to Shareholders due to the conversion discount, as well as a significant decrease in our stock price.

Convertible notes payable and interest payable consist of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Principal balance (1), (2)	$2,165,000	$2,165,000
Interest Payable	134,581	85,685
Unamortized debt discount	—	(42,819)
Outstanding, net of debt discount and premium	$2,299,581	$2,207,866

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.

Private Placement, 2022 Notes converted into Common Stock

In January, 2022, we entered into thirty-four (34) Securities Purchase Agreements (the “2022 SPA’s”), with accredited investors, under which we agreed to sell the Notes, in an aggregate principal amount of $1,467,000 with 6% interest (the “2022 Notes”) to the holders of the 2022 Notes (the “2022 Holders”).

At any time after the issue date of the 2022 Notes the 2022 Holders have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” is set to $0.25 per share.

The 2022 Holders are limited to holding a total of 4.99% of our issued and outstanding Common Stock at any one time. The Common Stock underlying the 2022 Notes, when issued, bear a restrictive legend and are currently eligible for resale under Rule 144.

The notes principal and accrued interest were fully converted into 6,081,484 shares of Common Stock on August 31, 2022.

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2022 Notes	(1)	$1,467,000	$53,371	6,081,484
		$1,467,000	$53,371	6,081,484

(1)	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).